CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net (loss) income	$ 22,082	$ 18,996	$ (3,620)
Other comprehensive income, net of tax of nil: Change in cumulative foreign currency translation adjustment	2,050	8,865	3,157
Comprehensive (loss) income	24,132	27,861	(463)
Less: comprehensive (loss) income attributed to the noncontrolling interest	(5)	211	(399)
Comprehensive (loss) income attributed to iSoftStone Holdings Limited	$ 24,137	$ 27,650	$ (64)